Net Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Finance Costs
Interest on borrowings	[1]	$ 29,474	$ 33,530	$ 32,556
Reclassification of cash flow hedge to consolidated statements of income				375
Total interest expense	[1]	29,474	33,530	32,931
Capitalized interest on eligible film rights and content advances		(8,703)	(9,437)	(13,263)
Total finance costs		20,771	24,093	19,668
Less: Interest Income
Unwinding of interest		(9,807)	(13,227)	(932)
Bank deposits		(2,185)	(3,192)	(923)
Total finance income		(11,992)	(16,419)	(1,855)
Net finance costs		$ 8,779	$ 7,674	$ 17,813

[1]	Includes interest expense in respect of financial liabilities classified at fair value through profit or loss and significant discounting on long-term advance from customers